UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JDD

Nuveen Diversified Dividend and Income Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 139.1% (96.4% of Total Investments)

	COMMON STOCKS – 30.4% (21.0% of Total Investments)

	Air Freight & Logistics – 1.3%

72,000	Deutsche Post AG	$2,000,701
12,600	United Parcel Service, Inc., Class B, (2)	1,328,922
	Total Air Freight & Logistics	3,329,623

	Airlines – 0.3%

9,400	Copa Holdings SA, Class A	636,850

	Automobiles – 0.5%

17,200	Daimler AG, Sponsored ADR, (3)	1,340,912

	Banks – 3.0%

372,400	Barclays PLC	802,289
39,300	CIT Group Inc.	1,219,479
41,200	Citigroup Inc.	1,720,100
106,500	ING Groep N.V, Sponsored ADR	1,270,545
21,700	JPMorgan Chase & Co.	1,285,074
24,500	Wells Fargo & Company, (2)	1,184,820
	Total Banks	7,482,307

	Biotechnology – 0.6%

27,000	AbbVie Inc.	1,542,240

	Capital Markets – 1.4%

89,000	Ares Capital Corporation	1,320,760
34,500	Bank New York Mellon, (2)	1,270,635
51,000	UBS Group AG	821,580
	Total Capital Markets	3,412,975

	Chemicals – 1.1%

21,300	Agrium Inc.	1,880,577
91,000	CVR Partners LP	760,760
	Total Chemicals	2,641,337

	Communications Equipment – 1.0%

46,000	Cisco Systems, Inc.	1,309,620
113,000	Ericsson, Sponsored ADR	1,133,390
	Total Communications Equipment	2,443,010

	Containers & Packaging – 0.3%

10,400	Avery Dennison Corporation	749,944

	Diversified Financial Services – 1.2%

151,100	Challenger Limited	971,778
233,000	Deutsche Boerse AG, ADR, (3)	1,973,510
	Total Diversified Financial Services	2,945,288

	Diversified Telecommunication Services – 1.5%

68,300	Nippon Telegraph and Telephone Corporation, ADR	2,953,292
67,500	Telefonica Brasil SA	849,276
	Total Diversified Telecommunication Services	3,802,568

Nuveen Investments	1

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 0.7%

12,000	Edison International	$862,680
247,000	EDP – Energias de Portugal, S.A.	878,597
	Total Electric Utilities	1,741,277

	Electrical Equipment – 0.3%

13,900	Eaton PLC	869,584

	Food & Staples Retailing – 0.6%

14,700	CVS Health Corporation	1,524,831

	Food Products – 0.7%

204,500	Orkla ASA, Sponsored ADR	1,837,433

	Health Care Providers & Services – 0.1%

10,108	Millennium Health LLC, (3), (4)	152,884

	Hotels, Restaurants & Leisure – 0.3%

10,900	Cedar Fair LP	648,005

	Household Durables – 0.3%

49,000	Sekisui House, Ltd.	827,007

	Industrial Conglomerates – 0.8%

28,000	General Electric Company, (2)	890,120
39,000	Philips Electronics	1,113,450
	Total Industrial Conglomerates	2,003,570

	Insurance – 2.9%

8,000	Allianz AG ORD Shares	1,301,302
162,100	CGNU PLC	1,061,874
94,200	Swiss Re AG, Sponsored ADR, (3)	2,176,962
83,300	Unum Group	2,575,636
	Total Insurance	7,115,774

	Media – 2.6%

51,400	Interpublic Group of Companies, Inc.	1,179,630
2,099	Metro-Goldwyn-Mayer, (3), (4)	147,980
43,500	National CineMedia, Inc.	661,635
64,500	ProSiebenSat.1 Media AG, ADR, (3)	823,020
127,000	RTL Group SA, ADR, (3)	1,073,849
21,300	Time Warner Inc.	1,545,315
3,958	Tribune Media Company, Class A	151,789
3,185	Tribune Media Company, (5)	—
989	Tribune Publishing Company	7,635
21,600	Viacom Inc., Class B	891,648
	Total Media	6,482,501

	Multiline Retail – 0.7%

20,800	Target Corporation, Sponsored ADR, (2)	1,711,424

	Multi-Utilities – 0.7%

76,500	Veolia Environment S.A., ADR	1,842,834

	Oil, Gas & Consumable Fuels – 0.8%

7,300	Phillips 66	632,107
23,800	Suncor Energy, Inc.	661,878
14,100	Total SA, Sponsored ADR	640,422
	Total Oil, Gas & Consumable Fuels	1,934,407

2	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 2.9%

68,500	AstraZeneca PLC, Sponsored ADR	$1,928,960
75,300	GlaxoSmithKline PLC, Sponsored ADR	3,053,414
50,000	Roche Holdings AG, Sponsored ADR, (3)	1,531,250
13,800	Teva Pharmaceutical Industries Limited, Sponsored ADR	738,438
	Total Pharmaceuticals	7,252,062

	Semiconductors & Semiconductor Equipment – 0.4%

66,300	Infineon Technologies AG	943,412

	Software – 2.0%

246,734	Eagle Topco LP, (4), (5)	—
36,000	Microsoft Corporation, (2)	1,988,280
75,000	Oracle Corporation	3,068,250
	Total Software	5,056,530

	Technology Hardware, Storage & Peripherals – 0.3%

19,000	Seagate Technology	654,550

	Tobacco – 1.1%

24,500	Imperial Brands PLC, Sponsored ADR, (3)	2,720,725
	Total Common Stocks (cost $68,907,967)	75,645,864

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 38.3% (26.6% of Total Investments)

	Diversified – 1.2%

41,000	Duke Realty Corporation	$924,140
60,700	Liberty Property Trust	2,031,022
	Total Diversified	2,955,162

	Health Care – 5.0%

68,650	Health Care Property Investors Inc.	2,236,617
131,050	Senior Housing Properties Trust	2,344,485
45,900	Ventas Inc.	2,889,864
72,400	Welltower Inc.	5,020,215
	Total Health Care	12,491,181

	Hotels, Restaurants & Leisure – 2.0%

33,600	Chesapeake Lodging Trust	889,056
139,292	Host Hotels & Resorts Inc.	2,326,176
35,450	LaSalle Hotel Properties	897,240
34,000	Pebblebrook Hotel Trust	988,380
	Total Hotels, Restaurants & Leisure	5,100,852

	Industrial – 2.4%

28,450	DCT Industrial Trust Inc.	1,122,922
112,448	Prologis Inc.	4,967,952
	Total Industrial	6,090,874

	Mortgage – 0.3%

45,500	PennyMac Mortgage Investment Trust	620,620

	Office – 7.7%

31,600	Alexandria Real Estate Equities Inc.	2,872,124
20,900	Boston Properties, Inc.	2,655,972
57,850	Columbia Property Trust Inc.	1,272,122
81,600	Douglas Emmett Inc.	2,456,976
49,300	Hudson Pacific Properties Inc.	1,425,756
16,500	Kilroy Realty Corporation	1,020,855

Nuveen Investments	3

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Office (continued)

99,900	Paramount Group Inc.			$1,593,405
47,150	Piedmont Office Realty Trust, Class A			957,617
12,700	SL Green Realty Corporation			1,230,376
37,950	Vornado Realty Trust			3,583,618
	Total Office			19,068,821

	Residential – 6.6%

66,876	Apartment Investment & Management Company, Class A			2,796,754
22,275	AvalonBay Communities, Inc.			4,236,705
15,450	Camden Property Trust			1,299,191
12,150	Equity Lifestyles Properties Inc.			883,670
53,750	Equity Residential			4,032,862
6,050	Essex Property Trust Inc.			1,414,853
47,700	UDR Inc.			1,837,881
	Total Residential			16,501,916

	Retail – 9.7%

69,050	Brixmor Property Group Inc.			1,769,061
108,400	Developers Diversified Realty Corporation			1,928,436
73,960	General Growth Properties Inc.			2,198,831
42,650	Kimco Realty Corporation			1,227,467
20,800	Kite Realty Group Trust			576,368
41,441	Macerich Company			3,283,784
22,150	Regency Centers Corporation			1,657,928
51,350	Retail Opportunity Investments Corporation			1,033,162
71,950	Retail Properties of America Inc., Class A			1,140,408
39,285	Simon Property Group, Inc.			8,159,101
17,000	Taubman Centers Inc.			1,210,910
	Total Retail			24,185,456

	Specialized – 3.4%

49,950	CubeSmart			1,663,335
9,150	Extra Space Storage Inc.			855,159
20,500	National Storage Affiliates Trust			434,600
20,024	Public Storage, Inc.			5,523,220
	Total Specialized			8,476,314
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $61,384,308)			95,491,196

Shares	Description (1)	Coupon	Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.8% (1.3% of Total Investments)

	Diversified Telecommunication Services – 0.5%

13,710	Frontier Communications Corporation	11.125%	N/R	$1,431,324

	Pharmaceuticals – 1.3%

3,570	Teva Pharmaceutical Industries Limited, (3)	7.000%	N/R	3,134,460
	Total Convertible Preferred Securities (cost $4,764,879)			4,565,784

Shares	Description (1)	Coupon	Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.5% (0.3% of Total Investments)

	Banks – 0.3%

36,400	RBS Capital Trust	6.080%	BB–	$877,968

	Consumer Finance – 0.1%

6,400	HSBC Finance Corporation	6.360%	BBB–	160,512

	Wireless Telecommunication Services – 0.1%

5,100	United States Cellular Corporation	7.250%	Ba1	130,458
	Total $25 Par (or similar) Retail Preferred (cost $1,172,318)			1,168,938

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.1% (0.8% of Total Investments)

	Banks – 1.1%

$961	Bank of America Corporation	6.100%	N/A (7)	BB+	$946,585
361	Citigroup Inc.	5.950%	N/A (7)	BB+	347,801
526	Citigroup Inc.	5.950%	N/A (7)	BB+	503,382
923	Wells Fargo & Company	5.875%	N/A (7)	BBB	985,579
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,786,465)				2,783,347

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 32.7% (22.7% of Total Investments) (8)

	Aerospace & Defense – 0.2%

$610	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$612,407

	Airlines – 1.2%

491	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	489,370
484	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB	484,455
1,980	US Airways, Inc., Term Loan B2, First Lien	3.000%	11/23/16	BB+	1,980,932
2,955	Total Airlines				2,954,757

	Automobiles – 0.9%

574	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BBB–	574,380
576	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	575,499
1,114	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	1,083,011
2,264	Total Automobiles				2,232,890

	Building Products – 0.2%

403	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	381,285

	Capital Markets – 0.2%

488	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	487,297

	Chemicals – 0.7%

886	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	BB–	881,047
199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB	199,246
783	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	772,975
1,868	Total Chemicals				1,853,268

	Commercial Services & Supplies – 0.4%

936	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	929,366

	Communications Equipment – 0.1%

269	Commscope, Inc., Term Loan B, First Lien	3.827%	12/29/22	BB	268,469

	Construction & Engineering – 0.1%

221	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BBB–	222,066

	Consumer Finance – 0.6%

500	First Data Corporation, Term Loan B, First Lien, (DD1)	4.432%	3/24/21	BB	499,407
1,000	First Data Corporation, Term Loan B	4.177%	7/08/22	BB	995,521
1,500	Total Consumer Finance				1,494,928

	Containers & Packaging – 0.8%

463	Berry Plastics Holding Corporation, Term Loan F	4.000%	10/03/22	BB	463,743
1,527	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,528,322
1,990	Total Containers & Packaging				1,992,065

Nuveen Investments	5

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Diversified Consumer Services – 0.6%

$1,112	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB–	$1,113,509
452	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB–	452,598
1,564	Total Diversified Consumer Services				1,566,107

	Diversified Telecommunication Services – 1.1%

148	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	B1	138,322
243	Level 3 Financing, Inc., Term Loan B2	3.500%	5/31/22	Ba1	243,324
982	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	979,860
341	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	338,758
370	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB–	365,858
238	Ziggo N.V., Term Loan B2	3.508%	1/15/22	BB–	235,766
392	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	387,751
2,714	Total Diversified Telecommunication Services				2,689,639

	Electric Utilities – 0.4%

1,000	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	1,000,208

	Energy Equipment & Services – 0.0%

150	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	54,715

	Food & Staples Retailing – 1.4%

1,980	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB	1,984,332
500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	461,750
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,003,125
3,480	Total Food & Staples Retailing				3,449,207

	Food Products – 1.9%

900	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	901,895
3,770	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B	3,757,626
4,670	Total Food Products				4,659,521

	Health Care Equipment & Supplies – 1.4%

740	Alere, Inc., Term Loan B	4.250%	6/20/22	Ba3	736,422
881	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	878,821
1,437	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB–	1,431,029
430	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	424,868
3,488	Total Health Care Equipment & Supplies				3,471,140

	Health Care Providers & Services – 2.5%

988	Acadia Healthcare, Inc., Term Loan B, First Lien	4.250%	2/11/22	Ba2	990,895
786	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	787,255
434	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	427,437
869	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	855,832
1	Community Health Systems, Inc., Term Loan F	3.657%	12/31/18	BB	1,126
817	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	819,441
1,117	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	1,083,741
975	HCA, Inc., Tranche B4, Term Loan	3.381%	5/01/18	BBB–	976,108
57	HCA, Inc., Term Loan B6, First Lien	3.683%	3/17/23	BBB–	57,254
345	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	N/R	330,032
6,389	Total Health Care Providers & Services				6,329,121

	Hotels, Restaurants & Leisure – 1.5%

1,044	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,045,000
969	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB+	967,906
1,813	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	1,765,695
3,826	Total Hotels, Restaurants & Leisure				3,778,601

	Household Durables – 0.8%

886	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	BB–	886,114

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Household Durables (continued)

$975	Jarden Corporation, Term Loan B1	3.183%	9/30/20	BBB–	$975,507
93	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BBB–	92,830
1,954	Total Household Durables				1,954,451

	Household Products – 0.2%

421	Spectrum Brands, Inc., Term Loan	3.500%	6/23/22	BB+	422,930

	Independent Power & Renewable Electricity Producers – 0.4%

977	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB+	972,613

	Internet & Catalog Retail – 0.4%

986	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B+	986,863

	Internet Software & Services – 0.3%

825	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	753,844

	IT Services – 0.3%

728	Vantiv, Inc., Term Loan B	3.750%	6/13/21	BBB–	729,108

	Leisure Products – 0.7%

1,495	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,453,411
347	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	331,774
1,842	Total Leisure Products				1,785,185

	Machinery – 0.2%

488	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	481,508

	Media – 3.2%

497	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	496,549
972	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	970,296
92	Clear Channel Communications, Inc., Term Loan E	7.928%	7/30/19	Caa1	63,631
748	Clear Channel Communications, Inc., Tranche D, Term Loan	7.178%	1/30/19	Caa1	513,974
1,880	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,278,651
297	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	296,470
646	Yell Group PLC, Term Loan B2, PIK, (5), (11)	0.000%	3/03/24	N/R	—
131	Yell Group PLC, Term Loan A2	5.586%	3/01/19	N/R	321,753
6	Yell Group PLC, Term Loan A2, (5)	1.500%	3/03/19	N/R	—
935	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	934,450
529	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	B+	526,621
458	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	B+	455,599
547	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B1	530,069
1,516	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,503,186
9,254	Total Media				7,891,249

	Multiline Retail – 0.5%

495	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	477,675
526	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	527,351
240	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	240,113
1,261	Total Multiline Retail				1,245,139

	Oil, Gas & Consumable Fuels – 0.3%

500	Energy Transfer Equity L.P., Term Loan, First Lien	3.250%	12/02/19	BB+	447,813
214	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	38,029
152	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B–	82,192
306	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	136,245
61	Southcross Holdings Borrower L.P., Holdco Term Loan, (11)	6.000%	8/04/21	D	7,104
1,233	Total Oil, Gas & Consumable Fuels				711,383

Nuveen Investments	7

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

	Pharmaceuticals – 1.1%

$748	Endo Health Solutions, Inc., Term Loan B	3.750%	9/26/22	Ba1	$737,838
642	Grifols, Inc., Term Loan	3.433%	2/27/21	Ba1	642,733
233	Quintiles Transnational Corp., Term Loan B	3.250%	5/06/22	BBB–	233,085
1,194	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	3.750%	8/05/20	BB	1,125,409
2,817	Total Pharmaceuticals				2,739,065

	Professional Services – 0.1%

368	Nielsen Finance LLC, Dollar Term Loan B2	3.441%	4/15/21	BBB	368,981

	Real Estate Investment Trust – 0.8%

1,340	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	1,300,014
832	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	727,071
2,172	Total Real Estate Investment Trust				2,027,085

	Real Estate Management & Development – 0.2%

514	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	515,143

	Semiconductors & Semiconductor Equipment – 1.7%

1,500	Avago Technologies, Term Loan B, First Lien	4.250%	11/13/22	BBB	1,494,479
926	Microsemi Corporation, Term Loan B, First Lien	5.250%	12/17/22	Ba2	931,914
998	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	BBB–	1,001,318
721	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB–	718,247
4,145	Total Semiconductors & Semiconductor Equipment				4,145,958

	Software – 2.3%

473	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	395,778
998	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	10/06/22	BB+	1,000,149
791	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B	779,467
951	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	947,982
753	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	B+	732,044
762	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.007%	7/08/22	BB	764,714
110	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.018%	7/08/22	BB	110,850
997	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	1,003,464
5,835	Total Software				5,734,448

	Specialty Retail – 1.4%

559	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB	558,849
1,652	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	Ba3	1,612,097
951	Petco Animal Supplies, Inc., Term Loan B1	5.750%	1/15/23	B1	949,727
447	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	445,341
3,609	Total Specialty Retail				3,566,014

	Technology Hardware, Storage & Peripherals – 0.8%

980	Dell, Inc., Term Loan B2	4.000%	4/29/20	BBB	979,910
1,000	Western Refining, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	Ba1	989,375
1,980	Total Technology Hardware, Storage & Peripherals				1,969,285

	Trading Companies & Distributors – 0.2%

619	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	615,986

	Wireless Telecommunication Services – 0.6%

449	T-Mobile USA, Term Loan B	3.500%	11/09/22	BBB–	451,182

8	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon (8)	Maturity (9)	Ratings (6)	Value

		Wireless Telecommunication Services (continued)

$1,000		UPC Broadband Holding BV, Term Loan AH	3.344%	6/30/21	BB	$992,188
1,449		Total Wireless Telecommunication Services				1,443,370
$84,262		Total Variable Rate Senior Loan Interests (cost $84,191,496)				81,486,665

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		CORPORATE BONDS – 0.1% (0.0% of Total Investments)

		Media – 0.1%

$132		Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	$97,680

		Metals & Mining – 0.0%

85		Southern Copper Corporation	6.750%	4/16/40	BBB+	82,609
$217		Total Corporate Bonds (cost $204,887)				180,289

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 34.2% (23.7% of Total Investments)

		Angola – 0.1%

$200		Republic of Angola, Reg S	9.500%	11/12/25	Ba2	$182,971

		Argentina – 1.3%

345		City of Buenos Aires, Argentina, 144A	8.950%	2/19/21	B	370,013
160		Province of Buenos Aires, 144A	9.950%	6/09/21	B–	168,046
210		Province of Buenos Aires, 144A	9.125%	3/16/24	B–	215,880
300		Province of Buenos Aires, Reg S	10.875%	1/26/21	B–	324,750
150		Province of Buenos Aires, Reg S	9.950%	6/09/21	B–	157,500
885		Republic of Argentina	7.000%	4/17/17	N/R	921,284
21		Republic of Argentina, (11)	8.280%	12/31/33	N/R	24,501
217		Republic of Argentina	8.280%	12/31/33	N/R	224,705
96	EUR	Republic of Argentina, (11)	7.820%	12/31/33	N/R	119,364
200	EUR	Republic of Argentina	7.820%	12/31/33	N/R	251,215
351		YPF Sociedad Anonima, 144A	8.750%	4/04/24	B	347,490
		Total Argentina				3,124,748

		Azerbaijan – 0.6%

825		Azerbaijan Government International Bond, Reg S	4.750%	3/18/24	Ba1	789,579
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	Ba1	472,224
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	Ba1	200,190
		Total Azerbaijan				1,461,993

		Brazil – 1.3%

575		Centrais Eletricas Brasileiras S.A, Reg S	5.750%	10/27/21	BB	483,000
600		Federative Republic of Brazil	6.000%	1/17/17	BB+	618,300
204		Federative Republic of Brazil	8.000%	1/15/18	BB+	216,711
660		Federative Republic of Brazil	6.000%	4/07/26	Baa2	670,560
220		Federative Republic of Brazil	8.250%	1/20/34	BB+	245,300
560		Petrobras Global Finance BV	4.875%	3/17/20	BB+	466,032
265		Petrobras International Finance Company	5.750%	1/20/20	BB+	228,298
445		Petrobras International Finance Company	6.750%	1/27/41	BB+	317,063
		Total Brazil				3,245,264

		Bulgaria – 1.0%

1,475	EUR	Republic of Bulgaria	2.950%	9/03/24	Baa2	1,751,879
635		Republic of Bulgaria, Reg S	3.125%	3/26/35	Baa2	667,750
		Total Bulgaria				2,419,629

Nuveen Investments	9

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Cameroon – 0.2%

$510		Republic of Cameroon, 144A	9.500%	11/19/25	B	$479,400

		Chile – 0.5%

655		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	A+	670,420
350		Coporacion Nacional del Cobre de Chile, Reg S	3.000%	7/17/22	A+	336,665
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	244,792
		Total Chile				1,251,877

		Colombia – 0.4%

420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB	139,191
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB	67,497
535		Republic of Colombia	10.375%	1/28/33	BBB	761,038
15		Republic of Colombia	7.375%	9/18/37	BBB	17,738
		Total Colombia				985,464

		Cote d’Ivoire (Ivory Coast) – 0.9%

950		Ivory Coast Republic, 144A	5.375%	7/23/24	Ba3	871,625
255		Ivory Coast Republic, 144A	6.375%	3/03/28	Ba3	240,975
565		Ivory Coast Republic, Reg S	5.375%	7/23/24	Ba3	519,827
750		Ivory Coast Republic, Reg S	6.375%	3/03/28	Ba3	708,750
		Total Cote d’Ivoire (Ivory Coast)				2,341,177

		Croatia – 0.2%

280		Republic of Croatia, 144A	6.250%	4/27/17	BB	290,808
290		Republic of Croatia, Reg S	5.375%	11/29/19	BB	319,999
		Total Croatia				610,807

		Dominican Republic – 2.1%

335		Dominican Republic, 144A	6.600%	1/28/24	BB–	355,938
685		Dominican Republic, 144A	5.500%	1/27/25	BB–	685,000
649		Dominican Republic, 144A	6.875%	1/29/26	BB–	689,563
81		Dominican Republic, Reg S	9.040%	1/23/18	BB–	85,733
1,807		Dominican Republic, Reg S	7.500%	5/06/21	BB–	1,973,243
155		Dominican Republic, Reg S	6.600%	1/28/24	BB–	164,688
165		Dominican Republic, Reg S	5.875%	4/18/24	BB–	169,125
720		Dominican Republic, Reg S	5.500%	1/27/25	BB–	720,000
390		Dominican Republic, Reg S	7.450%	4/30/44	BB–	409,500
		Total Dominican Republic				5,252,790

		El Salvador – 0.5%

75		Republic of El Salvador, 144A	6.375%	1/18/27	Ba3	64,875
165		Republic of El Salvador, Reg S	7.375%	12/01/19	Ba3	164,175
646		Republic of El Salvador, Reg S	7.750%	1/24/23	Ba3	633,080
80		Republic of El Salvador, Reg S	5.875%	1/30/25	Ba3	69,000
200		Republic of El Salvador, Reg S	6.375%	1/18/27	Ba3	173,000
45		Republic of El Salvador, Reg S	8.250%	4/10/32	Ba3	42,638
75		Republic of El Salvador, Reg S	7.625%	9/21/34	Ba3	75,750
53		Republic of El Salvador, Reg S	7.650%	6/15/35	Ba3	46,375
		Total El Salvador				1,268,893

		Gabon – 0.1%

365		Republic of Gabon, Reg S	6.375%	12/12/24	B+	300,267

		Ghana – 0.3%

765		Republic of Ghana, 144A	10.750%	10/14/30	BB–	746,602

		Hungary – 2.2%

261		Republic of Hungary, Government Bond	6.250%	1/29/20	BB+	290,175
1,952		Republic of Hungary, Government Bond	6.375%	3/29/21	BB+	2,217,588

10	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Hungary (continued)

$1,902		Republic of Hungary, Government Bond	5.375%	2/21/23	BB+	$2,107,830
390		Republic of Hungary, Government Bond	5.750%	11/22/23	BB+	444,210
236		Republic of Hungary, Government Bond	7.625%	3/29/41	BB+	334,176
		Total Hungary				5,393,979

		Iceland – 0.3%

700		Republic of Iceland, Reg S	5.875%	5/11/22	BBB+	809,304

		Indonesia – 2.0%

400		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	456,520
200		Pertamina Persero PT, Reg S	5.250%	5/23/21	Baa3	209,352
200		Pertamina Persero PT, Reg S	6.000%	5/03/42	Baa3	182,563
330		Perusahaan Listrik Negaraa PT, Reg S	5.250%	10/24/42	Baa3	297,000
885		Republic of Indonesia, Reg S	5.875%	1/15/24	Baa3	993,862
1,020		Republic of Indonesia, Reg S	8.500%	10/12/35	Baa3	1,381,148
1,134		Republic of Indonesia, Reg S	7.750%	1/17/38	Baa3	1,458,519
		Total Indonesia				4,978,964

		Ireland – 0.1%

200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	BBB–	203,022

		Israel – 0.1%

350		Israel Electric Corporation Limited, 144A, Reg S	5.000%	11/12/24	BBB–	371,175

		Jamaica – 0.2%

200		Jamaica Government	7.625%	7/09/25	B	221,500
200		Jamaica Government	7.875%	7/28/45	B	203,000
		Total Jamaica				424,500

		Kazakhstan – 0.4%

220		KazAgro National Management Holding JSC, 144A	4.625%	5/24/23	BBB	182,600
330		Kazakhstan Development Bank, Reg S	6.500%	6/03/20	BBB	338,220
375		Kazakhstan Temir Zholy JSC, Reg S	7.000%	5/13/16	BBB	375,912
		Total Kazakhstan				896,732

		Kenya – 0.1%

265		Republic of Kenya, Reg S	5.875%	6/24/19	B+	261,502

		Lithuania – 1.5%

175		Republic of Lithuania, 144A	7.375%	2/11/20	A–	207,288
145		Republic of Lithuania, 144A	6.125%	3/09/21	A–	168,124
670		Republic of Lithuania, 144A	6.625%	2/01/22	A–	809,268
805		Republic of Lithuania, Reg S	7.375%	2/11/20	A–	959,286
1,460		Republic of Lithuania, Reg S	6.125%	3/09/21	A–	1,703,610
		Total Lithuania				3,847,576

		Luxembourg – 0.1%

195		Gaz Capital SA, Reg S	9.250%	4/23/19	BBB–	221,130

		Mexico – 3.4%

288		Coca-Cola Femsa, S.A.B. de C.V. (Femsa)	3.875%	11/26/23	A2	298,479
200		Comision Federal de Electricidad of the United States of Mexico, Reg S	4.875%	1/15/24	BBB+	205,500
220		Grupo Bimbo SAB de CV, Reg S	4.500%	1/25/22	Baa2	233,325
660		Grupo Bimbo SAB de CV, Reg S	4.875%	6/27/44	BBB	609,089
245		Grupo Televisa SAB	5.000%	5/13/45	BBB+	223,559
640		Grupo Televisa SAB	6.125%	1/31/46	BBB+	678,400
1,561	MXN	Mexican Udibonds Bonds	4.500%	12/04/25	A	103,253
1,020	MXN	Mexican Udibonds Bonds	4.500%	11/22/35	A	67,659
275		Mexichem SAB de CV, Reg S	5.875%	9/17/44	BBB	246,469

Nuveen Investments	11

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Mexico (continued)

9,111	MXN	Mexico Bonos de DeSarrollo	10.000%	12/05/24	A	$695,797
$2,255		Petroleos Mexicanos	5.500%	6/27/44	BBB+	1,876,440
300		Petroleos Mexicanos, 144A	6.875%	8/04/26	BBB+	324,750
170	EUR	United Mexican States	4.000%	10/15/30	A3	168,246
700	EUR	United Mexican States	3.000%	3/06/45	A3	710,150
1,910		United Mexican States	5.750%	10/12/00	A3	1,933,874
		Total Mexico				8,374,990

		Mongolia – 0.1%

325		Mongolia Government International Bond, 144A, (WI/DD)	10.875%	4/06/21	B	324,594

		Morocco – 1.0%

215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB–	219,515
875		Kingdom of Morocco, Reg S	4.250%	12/11/22	BBB–	901,013
560		Office Cherifien Des Phosphates SA, Reg S	5.625%	4/25/24	BBB–	582,000
295		Office Cherifien Des Phosphates SA, Reg S	4.500%	10/22/25	BBB–	282,795
440		Office Cherifien Des Phosphates SA, Reg S	6.875%	4/25/44	BBB–	456,031
		Total Morocco				2,441,354

		Netherlands – 0.1%

195		Majapahit Holdings BV, Reg S	7.875%	6/28/37	Baa3	229,254

		Pakistan – 0.2%

275		Islamic Republic of Pakistan, 144A	7.250%	4/15/19	B	289,183
250		Islamic Republic of Pakistan, 144A	8.250%	4/15/24	B	265,527
		Total Pakistan				554,710

		Panama – 0.6%

285		Republic of Panama	3.875%	3/17/28	Baa2	287,850
805		Republic of Panama	9.375%	4/01/29	BBB	1,199,450
		Total Panama				1,487,300

		Peru – 0.7%

645		Republic of Peru	7.125%	3/30/19	A3	740,783
1,195	PEN	Republic of Peru	6.950%	8/12/31	A–	351,625
398		Republic of Peru	8.750%	11/21/33	A3	588,045
100		Republic of Peru	5.625%	11/18/50	A3	112,546
		Total Peru				1,792,999

		Poland – 0.3%

185		Republic of Poland	6.375%	7/15/19	A2	210,323
95		Republic of Poland	5.000%	3/23/22	A2	106,063
335		Republic of Poland, (WI/DD)	3.250%	4/06/26	A2	334,498
		Total Poland				650,884

		Romania – 1.3%

390		Republic of Romania, 144A	6.750%	2/07/22	BBB–	461,955
400	EUR	Republic of Romania, 144A	3.875%	10/29/35	BBB–	473,169
742		Republic of Romania, Reg S	6.750%	2/07/22	BBB–	878,899
198		Republic of Romania, Reg S	4.375%	8/22/23	BBB–	210,516
210	EUR	Republic of Romania, Reg S	3.625%	4/24/24	BBB–	264,486
135	EUR	Republic of Romania, Reg S	2.750%	10/29/25	BBB–	158,045
770	EUR	Republic of Romania, Reg S	3.875%	10/29/35	BBB–	910,850
		Total Romania				3,357,920

		Russia – 1.6%

235		Gazprom Neft OAO Via GPN Capital SA, Reg S	6.000%	11/27/23	BBB–	232,110
575		Rosneft International Finance, Reg S	4.199%	3/06/22	BB+	535,551
800		Russian Federation, Reg S	5.000%	4/29/20	BBB–	845,250

12	Nuveen Investments

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Russia (continued)

600	EUR	Russian Federation, Reg S	3.625%	9/16/20	BBB–	$701,962
$200		Russian Federation, Reg S	4.875%	9/16/23	BBB–	209,232
430		Russian Federation, Reg S	12.750%	6/24/28	BBB–	718,264
600		Russian Federation, Reg S	5.875%	9/16/43	BBB–	622,984
		Total Russia				3,865,353

		Senegal – 0.1%

200		Republic of Senegal, Reg S	8.750%	5/13/21	B+	216,639

		Serbia – 0.2%

505		Republic of Serbia, Reg S	5.250%	11/21/17	BB–	522,008

		Slovenia – 2.2%

1,810		Republic of Slovenia, 144A	5.850%	5/10/23	A–	2,086,840
385		Republic of Slovenia, 144A	5.250%	2/18/24	A–	431,200
540		Republic of Slovenia, Reg S	5.500%	10/26/22	A–	612,253
1,965		Republic of Slovenia, Reg S	5.850%	5/10/23	A–	2,268,880
		Total Slovenia				5,399,173

		South Africa – 1.5%

270		Eskom Holdings Limited, Reg S	6.750%	8/06/23	BB+	249,502
425		Republic of South Africa	6.875%	5/27/19	Baa2	466,888
635		Republic of South Africa	5.500%	3/09/20	Baa2	672,370
555		Republic of South Africa	4.665%	1/17/24	Baa2	559,163
1,525		Republic of South Africa	5.875%	9/16/25	Baa2	1,649,820
100	EUR	Republic of South Africa	3.750%	7/24/26	Baa2	110,343
		Total South Africa				3,708,086

		Sri Lanka – 0.8%

720		Republic of Sri Lanka, 144A	6.000%	1/14/19	B+	718,365
505		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	481,381
310		Republic of Sri Lanka, Reg S	6.250%	7/27/21	B+	302,368
200		Republic of Sri Lanka, Reg S	5.875%	7/25/22	B+	188,408
400		Republic of Sri Lanka, Reg S	6.850%	11/03/25	B+	381,292
		Total Sri Lanka				2,071,814

		Tunisia – 0.1%

425		Banque de Tunisie, Reg S	5.750%	1/30/25	Ba3	370,336

		Turkey – 0.9%

221		Export Credit Bank of Turkey, 144A	5.375%	2/08/21	Baa3	224,868
185		Republic of Turkey, Government Bond	6.750%	4/03/18	Baa3	199,121
240		Republic of Turkey, Government Bond	5.625%	3/30/21	Baa3	258,937
400		Republic of Turkey, Government Bond	5.125%	3/25/22	Baa3	420,476
710		Republic of Turkey, Government Bond	6.250%	9/26/22	Baa3	789,520
200		Republic of Turkey, Government Bond	5.750%	3/22/24	Baa3	216,920
240		Republic of Turkey, Government Bond	4.875%	10/09/26	Baa3	242,958
		Total Turkey				2,352,800

		Ukraine – 0.9%

4		Republic of Ukraine, 144A	7.750%	9/01/19	B–	3,678
273		Republic of Ukraine, 144A	7.750%	9/01/20	B–	256,060
242		Republic of Ukraine, 144A	7.750%	9/01/21	B–	224,029
103		Republic of Ukraine, 144A	7.750%	9/01/22	B–	94,245
103		Republic of Ukraine, 144A	7.750%	9/01/23	B–	93,174
103		Republic of Ukraine, 144A	7.750%	9/01/24	B–	92,077
103		Republic of Ukraine, 144A	7.750%	9/01/25	B–	91,304
200		Republic of Ukraine, 144A	7.750%	9/01/27	B–	176,510
228		Republic of Ukraine, 144A	0.000%	5/31/40	B–	74,529
325		Republic of Ukraine, Reg S	7.750%	9/01/19	B–	307,419

Nuveen Investments	13

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Ukraine (continued)

$105	Republic of Ukraine, Reg S	7.750%	9/01/23	B–	$95,123
215	Republic of Ukraine, Reg S	7.750%	9/01/26	B–	190,887
550	State Savings Bank of Ukraine, Reg S	9.625%	3/20/25	CCC	467,712
235	The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S	9.750%	1/22/25	CCC	197,428
	Total Ukraine				2,364,175

	Uruguay – 1.0%

860	Republic of Uruguay	8.000%	11/18/22	BBB	1,071,774
120	Republic of Uruguay	7.625%	3/21/36	BBB	153,000
1,251	Republic of Uruguay	5.100%	6/18/50	BBB	1,163,430
	Total Uruguay				2,388,204

	Venezuela – 0.6%

50	Petroleos de Venezuela S.A, Reg S	5.250%	4/12/17	CCC	25,400
43	Petroleos de Venezuela S.A, Reg S	8.500%	11/02/17	CCC	22,919
365	Petroleos de Venezuela S.A, Reg S	6.000%	5/16/24	CCC	112,694
2,562	Petroleos de Venezuela S.A, Reg S	6.000%	11/15/26	CCC	790,300
305	Republic of Venezuela, Reg S	9.000%	5/07/23	CCC	106,750
500	Republic of Venezuela, Reg S	8.250%	10/13/24	CCC	170,000
710	Republic of Venezuela, Reg S	9.250%	5/07/28	CCC	250,275
	Total Venezuela				1,478,338

	Vietnam – 0.1%

255	Socialist Republic of Vietnam, Reg S	4.800%	11/19/24	BB–	255,622
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $84,150,668)				85,286,319
	Total Long-Term Investments (cost $307,562,988)				346,608,402

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.1% (3.6% of Total Investments)

	REPURCHASE AGREEMENTS – 5.1% (3.6% of Total Investments)

$1,769	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $1,768,978, collateralized by $1,765,000 U.S. Treasury Notes, 1.875%, due 8/31/22, value $1,804,713	0.030%	4/01/16		$1,768,977
8,791	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $8,790,775, collateralized by $8,850,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $8,971,688	0.030%	4/01/16		8,790,768
2,211	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $2,211,200, collateralized by $2,150,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $2,260,188	0.030%	4/01/16		2,211,198
$12,771	Total Short-Term Investments (cost $12,770,943)				12,770,943
	Total Investments (cost $320,333,931) – 144.2%				359,379,345
	Borrowings – (40.9)% (12), (13)				(102,000,000)
	Other Assets Less Liabilities – (3.3)% (14)				(8,147,581)
	Net Assets Applicable to Common Shares – 100%				$249,231,764

14	Nuveen Investments

Investments in Derivatives as of March 31, 2016

Options Written outstanding:

Number of Contracts	Description	Notional Amount (15)	Expiration Date	Strike Price	Value
(104)	Avery Dennison Corporation	$(728,000)	4/15/16	$70.0	$(26,260)
(138)	Teva Pharmaceutical Industries Limited	(793,500)	4/15/16	57.5	(1,311)
(242)	Total Options Written (premiums received $26,490)	$(1,521,500)			$(27,571)

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation)
Credit Agricole CIB	Euro	5,353,000	U.S. Dollar	6,010,670	6/15/16	$(93,876)
Credit Agricole CIB	Peruvian Sol	310,000	U.S. Dollar	89,004	6/15/16	(3,650)
Deutsche Bank AG	Euro	35,000	U.S. Dollar	38,914	6/15/16	(1,000)
JPMorgan Chase Bank, N.A.	Peruvian Sol	778,000	U.S. Dollar	223,788	6/15/16	(8,744)
JPMorgan Chase Bank, N.A.	U.S. Dollar	409,611	Mexican Peso	7,160,000	6/15/16	2,154
Morgan Stanley & Co. LLC	Euro	45,000	U.S. Dollar	50,354	6/15/16	(964)
Morgan Stanley & Co. LLC	Euro	111,000	U.S. Dollar	125,610	6/15/16	(974)
State Street Bank and Trust Company	Colombian Peso	555,117,000	U.S. Dollar	172,611	6/15/16	(11,052)
State Street Bank and Trust Company	U.S. Dollar	53,383	Mexican Peso	957,000	6/15/16	1,653
						$(116,453)

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Eurex Euro-Bobl	Short	(3)	6/16	$(393,300)	$37	$782
Eurex Euro-Bund	Short	(10)	6/16	(1,633,200)	(715)	(9,067)
Eurex Euro-Buxl	Short	(12)	6/16	(2,022,480)	(5,712)	(69,994)
		(25)		$(4,048,980)	$(6,390)	$(78,279)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$30,450,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	6/01/16	12/01/20	$(996,699)
JPMorgan Chase Bank, N.A.	30,450,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	6/01/16	12/01/22	(1,735,688)
	$60,900,000							$(2,732,387)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	15

JDD	Nuveen Diversified Dividend and Income Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$63,704,772	$11,941,092	$—	*	$75,645,864
Real Estate Investment Trust (REIT) Common Stocks	95,491,196	—	—		95,491,196
Convertible Preferred Securities	1,431,324	3,134,460	—		4,565,784
$25 Par (or similar) Retail Preferred	1,168,938	—	—		1,168,938
$1,000 Par (or similar) Institutional Preferred	—	2,783,347	—		2,783,347
Variable Rate Senior Loan Interests	—	81,486,665	—	*	81,486,665
Corporate Bonds	—	180,289	—		180,289
Emerging Market Debt and Foreign Corporate Bonds	—	85,286,319	—		85,286,319

Short-Term Investments:
Repurchase Agreements	—	12,770,943	—		12,770,943

Investments in Derivatives:
Options Written	(27,571)	—	—		(27,571)
Forward Foreign Currency Exchange Contracts*	—	(116,453)	—		(116,453)
Futures Contracts*	(78,279)	—	—		(78,279)
Interest Rate Swaps*	—	(2,732,387)	—		(2,732,387)
Total	$161,690,380	$194,734,275	$—	*	$356,424,655
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$8,687,397	$—	$—	$(8,687,397)	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $324,386,651.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$49,526,633
Depreciation	(14,533,939)
Net unrealized appreciation (depreciation) of investments	$34,992,694

16	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(12)	Borrowings as a percentage of Total Investments is 28.4%.

(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(15)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(16)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

N/A	Not applicable

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

COP	Colombian Peso

EUR	Euro

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

Nuveen Investments	17

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016